Description of business and basis of preparation of the consolidated financial statements - IFRS 16 (Details)	Jan. 01, 2019 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Exemption one	contracts with a duration of less than 12 months
Exemption one, maximum duration	12 months
Exemption two	contracts for which the the underlying asset new value is around 5,000 euros
Exemption two, underlying asset new value	€ 5,000
Increase (decrease) due to application of IFRS 16 [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	5,500,000,000
Right-of-use assets	5,500,000,000
Increase (decrease) due to application of IFRS 16 [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	6,500,000,000
Right-of-use assets	€ 6,500,000,000